FRANKLIN MULTI-ASSET GROWTH FUND

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		2,000,220	$20,622,265
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,680,838	106,535,872
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,184,450	34,994,888
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		1,006,269	12,336,863
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		641,057	7,455,490
ClearBridge Global Infrastructure Income Fund, Class IS Shares		619,458	8,746,747
ClearBridge Small Cap Fund, Class IS Shares		588,231	47,499,642
Franklin Global Market Neutral Fund, Class IS Shares		3,061,876	29,363,387	(b)
Franklin International Equity Fund, Class IS Shares		4,739,798	89,534,782	(c)
Franklin Strategic Real Return Fund, Class IS Shares		3,852,173	51,426,505	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,513,291	25,423,290	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		3,998,682	68,017,585
Legg Mason Partners Investment Trust:(f)
ClearBridge Aggressive Growth Fund, Class IS Shares		93,962	21,415,820
ClearBridge Appreciation Fund, Class IS Shares		1,390,124	48,348,505
ClearBridge International Value Fund, Class IS Shares		3,587,147	41,646,778
ClearBridge Large Cap Growth Fund, Class IS Shares		647,636	52,937,795
ClearBridge Mid Cap Fund, Class IS Shares		690,040	37,006,823
ClearBridge Small Cap Growth Fund, Class IS Shares		96,002	5,784,144
Franklin Global Dividend Fund, Class IS Shares		5,258,583	76,196,867	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		1,266,246	31,542,190	(h)
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		358,930	4,307,163
Western Asset High Yield Fund, Class IS Shares		2,583,544	21,417,578
Western Asset Macro Opportunities Fund, Class IS Shares		1,053,846	12,393,232

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $585,823,073)			854,954,211

	RATE
SHORT-TERM INVESTMENTS - 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,361,303)	0.026%	1,361,303	1,361,303

TOTAL INVESTMENTS - 100.1% (Cost - $587,184,376)			856,315,514
Liabilities in Excess of Other Assets - (0.1)%			(465,150)

TOTAL NET ASSETS - 100.0%			$855,850,364

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2021 Quarterly Report	1

FRANKLIN MULTI-ASSET MODERATE GROWTH FUND

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2021

DESCRIPTION		SHARES	VALUE
Investments in Underlying Funds(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,235,508	$12,738,087
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,676,140	60,908,944
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,012,577	16,221,482
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		620,723	7,610,067
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		902,711	10,498,523
ClearBridge Global Infrastructure Income Fund, Class IS Shares		374,817	5,292,413
ClearBridge Small Cap Fund, Class IS Shares		238,410	19,251,607
Franklin Global Market Neutral Fund, Class IS Shares		1,885,308	18,080,106	(b)
Franklin International Equity Fund, Class IS Shares		1,760,394	33,253,840	(c)
Franklin Strategic Real Return Fund, Class IS Shares		2,374,237	31,696,070	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		800,494	13,448,304	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		1,939,579	32,992,236
Legg Mason Partners Investment Trust:(f)
ClearBridge Aggressive Growth Fund, Class IS Shares		51,424	11,720,519
ClearBridge Appreciation Fund, Class IS Shares		734,314	25,539,437
ClearBridge International Value Fund, Class IS Shares		1,376,114	15,976,687
ClearBridge Large Cap Growth Fund, Class IS Shares		376,800	30,799,598
ClearBridge Mid Cap Fund, Class IS Shares		200,259	10,739,889
ClearBridge Small Cap Growth Fund, Class IS Shares		132,653	7,992,332
Franklin Global Dividend Fund, Class IS Shares		3,251,462	47,113,679	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		694,918	17,310,410	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,470,697	19,354,378
Western Asset Core Plus Bond Fund, Class IS Shares		3,903,301	46,839,613
Western Asset High Yield Fund, Class IS Shares		2,532,825	20,997,120
Western Asset Macro Opportunities Fund, Class IS Shares		649,112	7,633,552

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $380,359,517)			524,008,893

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,588,639)	0.026%	1,588,639	1,588,639

TOTAL INVESTMENTS - 100.1% (Cost - $381,948,156)			525,597,532
Liabilities in Excess of Other Assets - (0.1)%			(307,956)

TOTAL NET ASSETS - 100.0%			$525,289,576

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Franklin Multi-Asset Allocation Funds 2021 Quarterly Report

FRANKLIN MULTI-ASSET CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		794,357	$8,189,825
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		875,824	19,933,745
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		435,488	6,976,523
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		914,959	9,433,225
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		380,530	4,665,301
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		616,691	7,172,111
ClearBridge Global Infrastructure Income Fund, Class IS Shares		247,068	3,488,597
ClearBridge Small Cap Fund, Class IS Shares		88,558	7,151,068
Franklin Global Market Neutral Fund, Class IS Shares		1,210,774	11,611,320	(b)
Franklin International Equity Fund, Class IS Shares		131,452	2,483,130	(c)
Franklin Strategic Real Return Fund, Class IS Shares		1,522,969	20,331,639	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		482,160	8,100,284	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		723,358	12,304,317
Legg Mason Partners Investment Trust:(f)
ClearBridge Aggressive Growth Fund, Class IS Shares		23,308	5,312,329
ClearBridge Appreciation Fund, Class IS Shares		542,176	18,856,876
ClearBridge International Value Fund, Class IS Shares		214,791	2,493,723
ClearBridge Large Cap Growth Fund, Class IS Shares		208,707	17,059,715
ClearBridge Mid Cap Fund, Class IS Shares		102,941	5,520,730
ClearBridge Small Cap Growth Fund, Class IS Shares		85,239	5,135,661
Franklin Global Dividend Fund, Class IS Shares		2,074,258	30,055,998	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		478,789	11,926,639	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,901,871	38,188,620
Western Asset Core Plus Bond Fund, Class IS Shares		4,500,653	54,007,834
Western Asset High Yield Fund, Class IS Shares		2,164,167	17,940,943
Western Asset Macro Opportunities Fund, Class IS Shares		423,785	4,983,714

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $254,669,989)			333,323,867

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,421,219)	0.026%	1,421,219	1,421,219

TOTAL INVESTMENTS - 100.1% (Cost - $256,091,208)			334,745,086
Liabilities in Excess of Other Assets - (0.1)%			(219,841)

TOTAL NET ASSETS - 100.0%			$334,525,245

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Multi-Asset Allocation Funds 2021 Quarterly Report	3

FRANKLIN MULTI-ASSET DEFENSIVE GROWTH FUND

Schedules of investments (unaudited) (Percentages shown based on Fund net assets)	October 31, 2021

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		326,810	$3,369,415
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		64,373	1,465,126
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		89,832	1,439,115
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		1,000,624	10,316,433
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		161,590	1,981,095
ClearBridge Global Infrastructure Income Fund, Class IS Shares		100,596	1,420,408
Franklin Global Market Neutral Fund, Class IS Shares		493,464	4,732,323	(b)
Franklin International Equity Fund, Class IS Shares		4,663	88,075	(c)
Franklin Strategic Real Return Fund, Class IS Shares		642,946	8,583,331	(d)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		103,230	1,734,264	(e)
Martin Currie Emerging Markets Fund, Class IS Shares		89,601	1,524,113
Legg Mason Partners Investment Trust:(f)
ClearBridge Appreciation Fund, Class IS Shares		211,439	7,353,851
ClearBridge International Value Fund, Class IS Shares		8,242	95,695
ClearBridge Large Cap Growth Fund, Class IS Shares		54,176	4,428,339
ClearBridge Small Cap Growth Fund, Class IS Shares		24,838	1,496,506
Franklin Global Dividend Fund, Class IS Shares		675,377	9,786,216	(g)
Franklin U.S. Large Cap Equity Fund, Class IS Shares		206,538	5,144,848	(h)
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,170,641	28,565,629
Western Asset Core Plus Bond Fund, Class IS Shares		2,596,058	31,152,696
Western Asset High Yield Fund, Class IS Shares		1,013,689	8,403,482
Western Asset Macro Opportunities Fund, Class IS Shares		170,146	2,000,914

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $109,335,294)			135,081,874

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,373,271)	0.026%	1,373,271	1,373,271

TOTAL INVESTMENTS - 100.1% (Cost - $110,708,565)			136,455,145
Liabilities in Excess of Other Assets - (0.1)%			(90,703)

TOTAL NET ASSETS - 100.0%			$136,364,442

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 2).

(b)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

(d)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(e)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(f)	Prior to September 1, 2021, known as Legg Mason Partners Equity Trust.

(g)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(h)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Franklin Multi-Asset Allocation Funds 2021 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Growth Fund (“Growth Fund”), Franklin Multi-Asset Moderate Growth Fund (“Moderate Growth Fund”), Franklin Multi-Asset Conservative Growth Fund (“Conservative Growth Fund”) and Franklin Multi-Asset Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) (prior to August 7, 2021, the Funds were known as QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund) are separate non-diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

5

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$854,954,211	—	—	$854,954,211
Short-Term Investments†	1,361,303	—	—	1,361,303

Total Investments	$856,315,514	—	—	$856,315,514

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$524,008,893	—	—	$524,008,893
Short-Term Investments†	1,588,639	—	—	1,588,639

Total Investments	$525,597,532	—	—	$525,597,532

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$333,323,867	—	—	$333,323,867
Short-Term Investments†	1,421,219	—	—	1,421,219

Total Investments	$334,745,086	—	—	$334,745,086

†	See Schedule of Investments for additional detailed categorizations.

6

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$135,081,874	—	—	$135,081,874
Short-Term Investments†	1,373,271	—	—	1,373,271

Total Investments	$136,455,145	—	—	$136,455,145

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2021. The following transactions were effected in such Underlying Funds for the period ended October 31, 2021.

Growth Fund	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	$18,582,195	$2,222,259	215,686	$281,915	26,596	$(6,915)	$622,259	—	$99,726	$20,622,265
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	94,042,351	13,638,370	661,358	20,934,403	1,052,923	1,910,596	1,114,299	$3,109,072	19,789,554	106,535,872
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares
	32,076,690	2,555,001	180,260	6,146,214	492,050	1,373,786	—	—	6,509,411	34,994,888
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	10,303,299	2,515,987	199,716	216,642	17,052	(6,642)	235,987	—	(265,781)	12,336,863
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares
	6,756,621	1,176,859	98,356	—	—	—	101,858	—	(477,990)	7,455,490
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	7,571,973	776,955	57,329	247,233	18,099	2,766	221,955	—	645,052	8,746,747
ClearBridge Small Cap Fund, Class IS Shares
	45,092,220	—	—	3,974,376	67,465	1,280,623	—	—	6,381,798	47,499,642
Franklin Global Market Neutral Fund, Class IS Shares(a)
	22,966,318	5,275,001	587,225	1,109,150	105,834	(99,149)	—	—	2,231,218	29,363,387
Franklin International Equity Fund, Class IS Shares(b)
	74,907,447	18,275,000	972,592	12,630,899	778,149	1,234,100	—	—	8,983,234	89,534,782
Franklin Strategic Real Return Fund, Class IS Shares(c)
	46,017,063	1,844,998	154,913	3,499,318	266,311	(64,318)	—	—	7,063,762	51,426,505
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	24,925,115	1,217,772	73,649	4,975,998	352,243	669,000	6,880	340,893	4,256,401	25,423,290
Martin Currie Emerging Markets Fund, Class IS Shares
	65,986,463	9,459,999	548,200	4,157,343	298,749	1,287,657	—	—	(3,271,534)	68,017,585
ClearBridge Aggressive Growth Fund, Class IS Shares
	20,766,127	1,810,000	8,149	2,860,203	13,366	269,798	—	—	1,699,896	21,415,820
ClearBridge Appreciation Fund, Class IS Shares
	41,301,079	4,795,000	163,651	6,749,403	239,144	1,245,598	—	—	9,001,829	48,348,505
ClearBridge International Value Fund, Class IS Shares
	34,942,066	9,600,000	840,630	8,384,402	840,964	715,598	—	—	5,489,114	41,646,778
ClearBridge Large Cap Growth Fund, Class IS Shares
	43,832,701	8,150,000	118,455	9,030,419	131,547	1,084,581	—	—	9,985,513	52,937,795
ClearBridge Mid Cap Fund, Class IS Shares
	33,299,105	1,775,000	39,392	4,273,089	128,825	2,211,911	—	—	6,205,807	37,006,823

7

Notes to Schedules of Investments (unaudited) (continued)

Growth Fund (cont’d)	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

ClearBridge Small Cap Growth Fund, Class IS Shares
	$5,922,386	$35	1	$398,716	13,551	$366,284	—	$35	$260,439	$5,784,144
Franklin Global Dividend Fund, Class IS Shares(e)
	68,227,779	4,144,848	297,781	3,518,391	255,389	166,609	$1,684,848	—	7,342,631	76,196,867
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	28,210,347	2,813,653	128,134	5,061,773	262,600	1,218,227	37,094	986,560	5,579,963	31,542,190
Western Asset Core Plus Bond Fund, Class IS Shares
	16,365,118	137,088	11,347	12,037,685	974,317	(17,685)	102,561	34,527	(157,358)	4,307,163
Western Asset High Yield Fund, Class IS Shares
	19,415,681	16,001,623	1,923,398	13,552,980	1,710,511	562,020	426,623	—	(446,746)	21,417,578
Western Asset Macro Opportunities Fund, Class IS Shares
	10,671,457	2,325,000	208,240	873,967	75,141	11,034	—	—	270,742	12,393,232

	$772,181,601	$110,510,448		$124,914,519		$15,415,479	$4,554,364	$4,471,087	$97,176,681	$854,954,211

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

Moderate Growth Fund	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	$12,352,671	$719,354	69,287	$398,784	37,743	$(8,784)	$399,354	—	$64,846	$12,738,087
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	53,960,873	9,799,027	477,863	14,157,338	712,234	1,347,662	646,154	$1,802,873	11,306,382	60,908,944
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares
	14,898,919	1,670,000	119,319	3,327,884	266,191	747,116	—	—	2,980,447	16,221,482
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	6,945,226	853,445	68,801	41,331	3,252	(1,331)	143,444	—	(147,273)	7,610,067
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares
	9,818,761	1,364,827	114,055	—	—	—	144,827	—	(685,065)	10,498,523
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	4,760,333	133,421	10,041	—	—	—	133,421	—	398,659	5,292,413
ClearBridge Small Cap Fund, Class IS Shares
	17,579,437	1,955,000	26,338	2,963,538	43,555	421,462	—	—	2,680,708	19,251,607
Franklin Global Market Neutral Fund, Class IS Shares(a)
	17,536,568	465,000	48,845	1,403,662	133,938	(168,662)	—	—	1,482,200	18,080,106
Franklin International Equity Fund, Class IS Shares(b)
	25,769,021	11,940,000	635,445	7,060,790	438,705	804,210	—	—	2,605,609	33,253,840
Franklin Strategic Real Return Fund, Class IS Shares(c)
	29,345,566	—	—	2,010,898	153,374	(20,898)	—	—	4,361,402	31,696,070
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	12,911,464	1,078,699	68,929	2,779,933	196,650	400,067	3,733	184,966	2,238,074	13,448,304
Martin Currie Emerging Markets Fund, Class IS Shares
	31,581,184	3,585,000	207,778	795,890	62,585	359,109	—	—	(1,378,058)	32,992,236
ClearBridge Aggressive Growth Fund, Class IS Shares
	11,100,522	1,334,999	6,085	1,655,104	7,677	144,896	—	—	940,102	11,720,519

8

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

ClearBridge Appreciation Fund, Class IS Shares
	$22,150,746	$3,240,000	109,467	$4,266,133	161,198	$1,063,867	—	—	$4,414,824	$25,539,437
ClearBridge International Value Fund, Class IS Shares
	12,214,149	5,970,000	522,767	3,856,482	400,672	543,518	—	—	1,649,020	15,976,687
ClearBridge Large Cap Growth Fund, Class IS Shares
	26,085,227	4,645,000	67,446	5,748,272	83,851	706,728	—	—	5,817,643	30,799,598
ClearBridge Mid Cap Fund, Class IS Shares
	9,549,037	955,000	21,194	1,404,830	44,461	830,171	—	—	1,640,682	10,739,889
ClearBridge Small Cap Growth Fund, Class IS Shares
	7,434,450	865,048	16,091	1,025,494	20,960	179,506	—	$48	718,328	7,992,332
Franklin Global Dividend Fund, Class IS Shares(e)
	43,527,656	1,557,517	109,245	2,430,479	185,585	224,520	$1,042,517	—	4,458,985	47,113,679
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	15,339,851	2,193,192	101,009	3,205,738	167,752	754,262	20,781	552,411	2,983,105	17,310,410
Western Asset Core Bond Fund, Class IS Shares
	20,991,292	1,793,860	136,937	2,992,849	218,850	(52,849)	287,354	61,506	(437,925)	19,354,378
Western Asset Core Plus Bond Fund, Class IS Shares
	50,559,884	4,887,773	408,961	7,366,996	589,657	(116,996)	875,325	312,449	(1,241,048)	46,839,613
Western Asset High Yield Fund, Class IS Shares
	20,523,429	9,771,509	1,174,644	9,162,532	1,147,732	307,468	556,509	—	(135,286)	20,997,120
Western Asset Macro Opportunities Fund, Class IS Shares
	6,850,994	1,165,000	107,175	537,598	49,176	42,402	—	—	155,156	7,633,552

	$483,787,260	$71,942,671		$78,592,555		$8,507,444	$4,253,419	$2,914,253	$46,871,517	$524,008,893

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

Conservative Growth Fund	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	$7,734,729	$490,831	47,255	$71,759	6,770	$(1,760)	$250,831	—	$36,024	$8,189,825
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	17,476,307	3,393,511	167,933	4,633,827	234,736	456,173	210,680	$587,832	3,697,754	19,933,745
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares
	6,861,867	120,000	7,471	1,262,320	105,981	357,680	—	—	1,256,976	6,976,523
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	8,585,920	1,120,866	106,492	—	—	—	95,866	—	(273,561)	9,433,225
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	4,542,257	219,517	17,440	—	—	—	89,518	—	(96,473)	4,665,301
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares
	6,859,770	795,618	65,705	—	—	—	100,617	—	(483,277)	7,172,111
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	3,189,615	88,976	6,696	54,087	4,043	913	88,977	—	264,093	3,488,597
ClearBridge Small Cap Fund, Class IS Shares
	6,830,552	255,000	3,352	886,823	14,119	208,176	—	—	952,339	7,151,068

9

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2021	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares	Cost	Shares

Franklin Global Market Neutral Fund, Class IS Shares(a)
	$10,198,171	$625,000	70,701	$60,674	5,789	$(5,674)	—	—	$848,823	$11,611,320
Franklin International Equity Fund, Class IS Shares(b)
	190,426	2,340,000	124,534	59,424	4,637	25,576	—	—	12,128	2,483,130
Franklin Strategic Real Return Fund, Class IS Shares(c)
	19,233,875	110,000	9,135	1,853,953	142,831	(78,953)	—	—	2,841,717	20,331,639
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	7,971,813	244,818	14,844	1,456,134	105,784	243,866	$2,172	$107,646	1,339,787	8,100,284
Martin Currie Emerging Markets Fund, Class IS Shares
	12,189,905	1,260,000	73,045	522,370	42,295	262,629	—	—	(623,218)	12,304,317
ClearBridge Aggressive Growth Fund, Class IS Shares
	4,560,162	1,020,000	4,691	687,626	3,162	52,374	—	—	419,793	5,312,329
ClearBridge Appreciation Fund, Class IS Shares
	15,825,412	2,945,000	100,516	3,184,461	119,923	745,538	—	—	3,270,925	18,856,876
ClearBridge International Value Fund, Class IS Shares
	203,505	2,314,999	202,714	72,411	8,817	27,589	—	—	47,630	2,493,723
ClearBridge Large Cap Growth Fund, Class IS Shares
	14,562,973	1,990,000	28,824	2,717,187	39,637	337,813	—	—	3,223,929	17,059,715
ClearBridge Mid Cap Fund, Class IS Shares
	4,721,851	685,000	15,202	794,867	22,791	345,133	—	—	908,746	5,520,730
ClearBridge Small Cap Growth Fund, Class IS Shares
	5,020,978	125,030	2,226	219,642	9,865	350,358	—	30	209,295	5,135,661
Franklin Global Dividend Fund, Class IS Shares(e)
	28,381,603	1,036,460	73,414	2,179,433	169,003	175,567	666,460	—	2,817,368	30,055,998
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	11,021,814	1,015,199	46,127	2,163,865	114,598	521,135	14,147	376,053	2,053,491	11,926,639
Western Asset Core Bond Fund, Class IS Shares
	37,935,596	3,077,622	234,475	1,917,953	138,491	(57,953)	554,838	117,784	(906,645)	38,188,620
Western Asset Core Plus Bond Fund, Class IS Shares
	53,638,853	4,975,871	415,354	3,133,575	247,403	(93,576)	992,098	353,773	(1,473,315)	54,007,834
Western Asset High Yield Fund, Class IS Shares
	16,819,673	8,997,093	1,081,543	7,575,039	971,060	439,959	462,094	—	(300,784)	17,940,943
Western Asset Macro Opportunities Fund, Class IS Shares
	4,549,427	529,999	48,190	190,917	16,935	9,083	—	—	95,205	4,983,714

	$309,107,054	$39,776,410		$35,698,347		$4,321,646	$3,528,298	$1,543,118	$20,138,750	$333,323,867

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

10

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund	Affiliate Value at January 31, 2021	Purchased			Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2021
		Cost	Shares		Cost	Shares

BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares
	$3,371,955	$104,786	10,138		$126,974	11,979	$(1,974)	$104,786	—	$19,648	$3,369,415
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares
	1,340,348	52,791	2,400		189,912	10,322	45,088	13,928	$38,862	261,899	1,465,126

BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares
	1,358,445	—	—		177,290	15,884	72,710	—	—	257,960	1,439,115
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	10,526,497	108,394	10,364		9,982	936	19	108,394	—	(308,476)	10,316,433
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares
	1,983,222	38,013	3,059		—	—	—	38,013	—	(40,140)	1,981,095
ClearBridge Global Infrastructure Income Fund, Class IS Shares
	1,306,030	35,981	2,708		26,693	2,191	3,307	35,981	—	105,090	1,420,408
Franklin Global Market Neutral Fund, Class IS Shares(a)
	4,805,965	—	—		487,452	46,532	(62,452)	—	—	413,810	4,732,323
Franklin International Equity Fund, Class IS Shares(b)
	76,839	—	—		—	—	—	—	—	11,236	88,075
Franklin Strategic Real Return Fund, Class IS Shares(c)
	8,250,198	—	—		878,295	67,665	(28,296)	—	—	1,211,428	8,583,331
Franklin U.S. Small Cap Equity Fund, Class IS Shares(d)
	1,720,592	21,766	1,331		296,857	21,796	58,143	431	21,335	288,763	1,734,264
Martin Currie Emerging Markets Fund, Class IS Shares
	1,656,350	—	—		55,696	4,510	24,304	—	—	(76,541)	1,524,113
ClearBridge Appreciation Fund, Class IS Shares
	6,419,305	—	—		185,846	16,357	354,154	—	—	1,120,392	7,353,851
ClearBridge International Value Fund, Class IS Shares
	80,281	—	—		—	—	—	—	—	15,414	95,695
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,782,590	—	—		123,101	2,842	96,899	—	—	768,850	4,428,339
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,404,481	8	0	*	37,629	1,142	27,370	—	8	129,646	1,496,506
Franklin Global Dividend Fund, Class IS Shares(e)
	9,652,275	216,372	15,330		937,716	77,894	162,284	216,372	—	855,285	9,786,216
Franklin U.S. Large Cap Equity Fund, Class IS Shares(f)
	4,543,128	147,621	6,251		473,464	25,290	121,536	5,346	142,275	927,563	5,144,848
Western Asset Core Bond Fund, Class IS Shares
	28,408,590	1,149,270	86,920		243,869	17,506	(8,869)	412,362	86,909	(748,362)	28,565,629
Western Asset Core Plus Bond Fund, Class IS Shares
	30,874,493	1,492,788	123,363		268,136	21,206	(8,136)	567,367	200,421	(946,449)	31,152,696
Western Asset High Yield Fund, Class IS Shares
	9,009,525	293,868	37,487		983,456	123,862	42,698	310,857	—	83,545	8,403,482
Western Asset Macro Opportunities Fund, Class IS Shares
	1,971,989	—	—		—	—	—	—	—	28,925	2,000,914

	$132,543,098	$3,661,658			$5,502,368		$898,785	$1,813,837	$489,810	$4,379,486	$135,081,874

*	Less than 1 share.

(a)	Prior to August 7, 2021, known as QS Global Market Neutral Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS Strategic Real Return Fund.

(d)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(e)	Prior to August 7, 2021, known as QS Global Dividend Fund.

(f)	Prior to August 7, 2021, known as QS U.S. Large Cap Equity Fund.

11